Segment reporting	12 Months Ended
Dec. 31, 2018
Segment reporting [Abstract]
Segment reporting
22	Segment reporting

The Company operates in the following segments: i) specialized maritime transportation, ii) logistics, and iii) ports and terminals, iv) warehousing. Specialized maritime transportation operations (‘Specialized Maritime Division’) include transportation of bulk liquid products, materials, and provisions for drilling platforms, as well as towing services for ships. Logistics solution service operations (‘Logistics Division’). Operations at ports and terminals (‘Port and Terminal Division’) include loading and unloading, storage at maritime port terminals, and shipping agency operations. Storage operations (‘Storage Division’) include storage and management of the facilities and bonded warehouses.

There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

December 31, 2018	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division		Other businesses and shared accounts		Total consolidated

Revenue	$909,455	$286,649	$165,971		$160,991		$-	$1,523,066

Costs and expenses	(727,535)	(248,364)	(106,993)		(165,388)		(473)	(1,248,753)

Corporate expenses	-	-	-		-		(198,404)	(198,404)

Depreciation and amortization	(59,451)	(2,772)	(9,616)		(1,305)		(7,133)	(80,277)
Trasnportation profit (loss)	$122,469	$35,513	$49,362	$	(5,702)		$(206,010)	$(4,368)
Costs, expenses and revenue not allocated								27,917
Net profit for the year								$23,549

Total assets by operating segment	$2,641,105	$55,586	$1,766,631		$238,740		$-	$4,702,062
Shared assets	-	-	-		-		(920,978)	(920,978)
Total assets	$2,641,105	$55,586	$1,766,631		$238,740	$	(920,978)	$3,781,084

Total liabilities by operating segment	$887,042	$19,055	$255,460		$66,515		$-	$1,228,072
Shared liabilities	-	-	-		-		428,754	428,754
Total liabilities	$887,042	$19,055	$255,460		$66,515		$428,754	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176		$582		$-	$57,095
Shared capital expenditures	-	-	-		-		29,188	29,188
Total capital expenditures	$42,745	$592	$13,176		$582		$29,188	$86,283

December 31, 2017	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$1,951,320	$229,529	$134,196	$149,894	$-	$2,464,939
Costs and expenses	(1,386,282)	(193,826)	(112,771)	(180,356)	(1,123)	(1,874,358)
Corporate expenses	-	-	-	-	(205,622)	(205,622)
Depreciation and amortization	(541,030)	(1,660)	(11,143)	(1,205)	(7,877)	(562,915)
Trasnportation profit (loss)	$24,008	$34,043	$10,282	(31,667)	$(214,622)	$(177,956)
Costs, expenses and revenue not allocated						1,507,535
Net profit for the year						$1,329,579

Total assets by operating segment	$5,617,173	$38,833	$1,904,928	$153,196	$-	$7,714,130
Shared assets				-	(3,589,918)	(3,589,918)
Total assets	$5,617,173	$38,833	$1,904,928	$153,196	$(3,589,918)	$4,124,212

Total liabilities by operating segment	$849,416	$19,425	$256,121	$56,296	$-	$1,181,258
Shared liabilities	-	-	-	-	713,892	713,892
Total liabilities	$849,416	$19,425	$256,121	$56,296	$713,892	$1,895,150

Total capital expenditures by segment	$64,054	$-	$9,034	$42	$-	$73,130
Shared capital expenditures	-	-	-	-	7,092	7,092
Total capital expenditures	$64,054	$-	$9.034	$42	$7,092	$80,222

December 31, 2016	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total Consolidated

Revenue	$2,167,585	$190,902	$116,708	$126,070	$46,219	$2,647,484
Costs and expenses	(1,385,458)	(158,403)	(100,109)	(169,737)	(46,460)	(1,860,167)
Corporate expenses	-	-	-	-	(194,215)	(194,215)
Depreciation and amortization	(534,525)	(1,908)	(10,489)	(947)	(7,375)	(555,244)
Transportation profit (loss)	$247,602	$30,591	$6,110	$(44,614)	$(201,831)	$37,858
Costs, expenses and revenue not allocated						(544,422)
Net loss for the year						$(506,564)

Total assets by operating segment	$12,830,358	$25,929	$1,739,936	$148,828	$-	$14,745,051
Shared assets	-	-	-	-	(2,821,750)	(2,821,750)
Total assets	$12,830,358	$25,929	$1,739,936	$148,828	$(2,821,750)	$11,923,301

Total liabilities by operating segment	$11,107,505	$23,874	$276,772	$47,681	$-	$11,455,832
Shared liabilities	-	-	-	-	(496,521)	(496,521)
Total liabilities	$11,107,505	$23,874	$276,772	$47,681	$(496,521)	$10,959,311

Total capital expenditures by segment	$160,691	$-	$1,087	$139	$-	$161,917
Shared capital expenditures	-	-	-	-	155	155
Total capital expenditures	$160,691	$-	$1,087	$139	$155	$162,072